Loans Payable (Tables)	6 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Loans Payable
The summary of loans payable is as follows (amounts in thousands):

		Total
	Maturity Date	Facility Amount	December 31, 2016	June 30, 2016
Convertible Debentures (the "Debentures"), net of discount	7/11/2017	$4,444	$3,629	$—
Secured Convertible Promissory Note (the "Secured Convertible Note")	7/8/2017	3,000	3,400	—
Line of Credit Promissory Note (the "Note")	10/24/2017	20,000	—	19,716
Line of Credit Grid Note (the "Grid Note") *	12/31/2016	5,900	3,465	4,563
Secured Line of Credit (the "Secured Revolving Loan I")	12/31/2016	1,500	—	1,500
Secured Line of Credit (the "Secured Revolving Line of Credit")	12/31/2016	500	—	500
Secured Revolving Loan (the "Secured Revolving Loan")	12/31/2016	500	—	500
Secured Revolving Loan II (the "Secured Revolving Loan II")	12/31/2016	500	—	500
Secured Revolving Loan III (the "Secured Revolving Revolving Loan III")	12/31/2016	1,200	—	135
Convertible Promissory Note (the "RI Convertible Note")	12/31/2016	300	300	300
MGT Promissory Notes (the "MGT Promissory Notes")	7/31/2016	2,109	—	943
Kuusamo Promissory Notes (the "Kuusamo Promissory Notes")	3/8/2016	141	—	55
Total Loans Payable, net			$10,794	$28,712

* As of June 30, 2016 the total facility amount on on the Grid Note was $10,000,000; however, in conjunction with the Exchange Agreement, this amount was reduced to $5,900,000.